UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08039

                                     Third Avenue Trust

(Exact name of registrant as specified in charter)

      622 Third Avenue, 32nd Floor, New York, NY 10017

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                     Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 443-1021

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Real Estate Value Fund

SEMI-ANNUAL REPORT

APRIL 30, 2022

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Table of Contents

Third Avenue Value Fund	Page 2

Third Avenue Small-Cap Value Fund	Page 6

Third Avenue Real Estate Value Fund	Page 9

Third Avenue International Real Estate Value Fund	Page 13

Statement of Assets and Liabilities	Page 16

Statement of Operations	Page 18

Statements of Changes in Net Assets	Page 19

Financial Highlights	Page 22

Notes to Financial Statements	Page 38

Annual Renewal of Investment Advisory Agreements	Page 77

Statement Regarding Liquidity Risk Management Program	Page 81

Schedule of Shareholder Expenses	Page 83

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at April 30, 2022 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 88.16%

	Aerospace & Defense - 3.83%
152,900	Dassault Aviation S.A. (France)	$25,657,399

	Automotive - 7.08%
303,653	Bayerische Motoren Werke AG (Germany)	24,798,062
268,190	Daimler Truck Holding AG (Germany) (a)	7,212,897
221,119	Mercedes-Benz Group AG (Germany)	15,434,373

		47,445,332

	Banks - 13.18%
6,470,767	Bank of Ireland Group PLC (Ireland) (a)	39,217,428
286,178	Comerica, Inc.	23,437,978
2,567,417	Deutsche Bank AG (Germany) (a)	25,672,458

		88,327,864

	Building Products - 3.60%
899,746	Buzzi Unicem SpA (Italy)	16,662,113
459,200	Taiheiyo Cement Corp. (Japan)	7,429,663

		24,091,776

	Consumer Products - 1.46%
383,100	Fila Holdings Corp. (South Korea)	9,788,581

	Diversified Holding Companies - 7.92%
3,427,082	CK Hutchison Holdings, Ltd. (Cayman Islands)	24,051,011
955,700	Jardine Cycle & Carriage, Ltd. (Singapore)	19,919,093
3,318,103	Quinenco S.A. (Chile)	9,110,426

		53,080,530

	Energy - Refining & Marketing - 1.67%
4,161,277	Ultrapar Participacoes S.A. (Brazil)	11,194,487

	Engineering & Construction - 3.36%
648,285	Boskalis Westminster (Netherlands)	22,515,135

	Financial Services - 1.55%
316,443	Lazard, Ltd., Class A (Bermuda)	10,369,837

	Forest Products & Paper - 3.59%
842,646	Interfor Corp. (Canada)	24,020,314

	Insurance - 2.35%
716,482	Old Republic International Corp.	15,769,769

	Metals & Mining - 14.23%
7,009,022	Capstone Copper Corp. (Canada) (a)	31,917,471

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at April 30, 2022 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Metals & Mining (continued)
2,591,497	Lundin Mining Corp. (Canada)	$23,662,678
1,167,294	Warrior Met Coal, Inc.	39,769,707

		95,349,856

	Non-U.S. Real Estate Operating Companies - 2.51%
1,197,192	CK Asset Holdings, Ltd. (Cayman Islands)	8,115,934
14,999,700	Genting Singapore, Ltd. (Singapore)	8,708,698

		16,824,632

	Oil & Gas Production & Services - 10.79%
153,983	Drilling Co. of 1972 A/S (The) (Denmark) (a)	7,678,844
2,609,938	Subsea 7, S.A. (Luxembourg)	21,391,830
1,452,448	Tidewater, Inc. (a)	28,990,862
280,150	Valaris, Ltd. (Bermuda) (a)	14,217,613

		72,279,149

	Retail - 2.08%
314,500	Seven & i Holdings Co., Ltd. (Japan)	13,906,221

	Transportation & Logistics - 2.45%
145,183,105	Cia Sud Americana de Vapores S.A. (Chile)	16,412,181

	Transportation Infrastructure - 4.31%
1,062,751	Hawaiian Holdings, Inc. (a)	18,024,257
45,401,227	Hutchison Port Holdings Trust (Singapore)	10,821,700

		28,845,957

	U.S. Real Estate Operating Companies - 2.20%
2,515,294	Five Point Holdings, LLC, Class A (a)	14,714,470

	Total Common Stocks (Cost $489,456,752)	590,593,490

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at April 30, 2022 (Unaudited)

Security†	Value (Note 1)

Purchased Options - 2.31%
Total Purchased Options (see below for details) (Cost $6,375,500)	$15,474,181

Total Investment Portfolio - 90.47% (Cost $495,832,252)	606,067,671

Other Assets less Liabilities - 9.53%	63,860,907

NET ASSETS - 100.00%.	$669,928,578

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

Summary of Investments by Sector	% of Net Assets
Metals & Mining	14.23%
Banks	13.18
Oil & Gas Production & Services	10.79
Diversified Holding Companies	7.92
Automotive	7.08
Transportation Infrastructure	4.31
Aerospace & Defense	3.83
Building Products	3.60
Forest Products & Paper	3.59
Engineering & Construction	3.36
Non-U.S. Real Estate Operating Companies	2.51
Transportation & Logistics	2.45
Insurance	2.35
U.S. Real Estate Operating Companies	2.20
Retail	2.08
Energy - Refining & Marketing	1.67
Financial Services	1.55
Consumer Products	1.46
Purchased Options	2.31
Other Assets less Liabilities	9.53

Total	100.00%

Country Concentration	% of Net Assets
United States	23.31%
Canada	11.88
Germany	10.92
Singapore	5.89
Ireland	5.85
Cayman Islands	4.80
France	3.83
Chile	3.81
Bermuda	3.67
Netherlands	3.36
Luxembourg	3.19
Japan	3.19
Italy	2.49
Brazil	1.67
South Korea	1.46
Denmark	1.15

Total	90.47%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at April 30, 2022 (Unaudited)

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust, Put	Goldman Sachs & Co.	4,100	$168,920,000	440.00 USD	08/19/22	$15,474,181

Total Purchased Options (Cost $6,375,500)						$15,474,181

ETF: Exchange Traded Fund.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at April 30, 2022 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 93.31%
	Auto Parts & Services - 3.74%
26,078	Dorman Products, Inc. (a)	$2,574,420
31,709	Visteon Corp. (a)	3,320,250

		5,894,670

	Bank & Thrifts - 21.32%
107,928	Prosperity Bancshares, Inc.	7,056,333
164,220	Southside Bancshares, Inc.	6,435,782
128,608	UMB Financial Corp.	11,597,869
182,346	Washington Trust Bancorp, Inc.	8,559,321

		33,649,305

	Commercial Services - 3.16%
68,045	Madison Square Garden Entertainment Corp. (a)	4,984,296

	Conglomerates - 6.23%
2,329	Seaboard Corp.	9,840,002

	Consulting & Information Technology Services - 5.22%
83,391	ICF International, Inc.	8,239,865

	Consumer Discretionary - 6.62%
627,233	Hamilton Beach Brands Holding Co., Class A (b)	5,870,901
174,128	Liberty Media Corp.-Liberty Braves, Class A (a)	4,574,342

		10,445,243

	Consumer Staples - 2.25%
66,044	Cal-Maine Foods, Inc.	3,548,544

	Financials - 5.11%
137,908	Brightsphere Investment Group, Inc.	2,763,676
2,690,179	Westaim Corp. (The) (Canada) (a)	5,298,060

		8,061,736

	Home Building - 2.55%
194,446	TRI Pointe Homes, Inc. (a)	4,019,199

	Industrial Equipment - 2.55%
31,880	Alamo Group, Inc.	4,030,907

	Industrial Services - 12.03%
42,400	Comfort Systems USA, Inc.	3,579,408
45,788	EMCOR Group, Inc.	4,875,506
100,862	MYR Group, Inc. (a)	7,977,176

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at April 30, 2022 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Services (continued)
14,863	UniFirst Corp.	$2,560,895

		18,992,985

	Insurance & Reinsurance - 4.62%
297,038	ProAssurance Corp.	7,298,224

	Metals Manufacturing - 3.19%
52,160	Kaiser Aluminum Corp.	5,033,440

	Oil & Gas Production & Services - 5.55%
438,541	Tidewater, Inc. (a)	8,753,278

	Real Estate - 5.44%
151,986	FRP Holdings, Inc. (a)	8,588,729

	U.S. Real Estate Investment Trusts - 2.73%
142,196	InvenTrust Properties Corp.	4,307,117

	U.S. Real Estate Operating Companies - 1.00%
269,797	Five Point Holdings, LLC, Class A (a)	1,578,312

	Total Common Stocks (Cost $96,354,634)	147,265,852

Closed-End Fund - 2.69%
	Financials - 2.69%
111,210	Central Securities Corp.	4,250,446

	Total Closed-End Fund (Cost $3,007,113)	4,250,446

	Total Investment Portfolio - 96.00% (Cost $99,361,747)	151,516,298
	Other Assets less Liabilities - 4.00%	6,312,739

	NET ASSETS - 100.00%	$157,829,037

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuers - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
†	U.S. issuer unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at April 30, 2022 (Unaudited)

Summary of Investments by Sector	% of Net Assets
Bank & Thrifts	21.32%
Industrial Services	12.03
Financials	7.80
Consumer Discretionary	6.62
Conglomerates	6.23
Oil & Gas Production & Services	5.55
Real Estate	5.44
Consulting & Information Technology Services	5.22
Insurance & Reinsurance	4.62
Auto Parts & Services	3.74
Metals Manufacturing	3.19
Commercial Services	3.16
U.S. Real Estate Investment Trusts	2.73
Industrial Equipment	2.55
Home Building	2.55
Consumer Staples	2.25
U.S. Real Estate Operating Companies	1.00
Other Assets less Liabilities	4.00

Total	100.00%

Country Concentration	% of Net Assets
United States	92.64%
Canada	3.36

Total	96.00%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at April 30, 2022 (Unaudited)

Principal Amount‡		Security†	Value (Note 1)

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
39,610	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/22 (Luxembourg)(a)(b)(c)(d)	$—

		Total Term Loans
		(Cost $49,456)	—

Shares

Common Stocks - 92.91%
		Consulting/Management - 4.31%
129,874		CBRE Group, Inc., Class A (e)	10,784,737
194,775		Fidelity National Financial, Inc.	7,755,941

			18,540,678

		Forest Products & Paper - 12.00%
609,019		Rayonier, Inc., REIT	26,309,621
615,897		Weyerhaeuser Co., REIT	25,387,274

			51,696,895

		Industrial Services - 4.30%
34,580		AMERCO	18,516,898

		Non-U.S. Homebuilder - 3.54%
300,796		Berkeley Group Holdings PLC (United Kingdom)	15,255,320

		Non-U.S. Real Estate Consulting/Management - 1.71%
548,796		Savills PLC (United Kingdom)	7,382,734

		Non-U.S. Real Estate Investment Trusts - 10.28%
524,915		Big Yellow Group PLC (United Kingdom)	9,486,249
249,324		Derwent London PLC (United Kingdom)	9,459,837
2,667,131		National Storage REIT (Australia)	4,830,841
1,223,233		Segro PLC (United Kingdom)	20,479,488

			44,256,415

		Non-U.S. Real Estate Operating Companies - 19.97%
540,375		Brookfield Asset Management, Inc., Class A (Canada)	26,943,098
2,970,423		CK Asset Holdings, Ltd. (Cayman Islands)	20,136,917
2,574,089		Grainger PLC (United Kingdom)	9,575,018
2,262,987		Henderson Land Development Co., Ltd. (Hong Kong)	9,151,557
233,427		PATRIZIA AG (Germany)	4,004,087

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2022 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies (continued)
5,529,776	Wharf Holdings Ltd. (The) (Hong Kong)	$16,201,700

		86,012,377

	Retail-Building Products - 3.70%
80,604	Lowe’s Cos., Inc.	15,937,829

	U.S. Homebuilder - 6.72%
89,685	DR Horton, Inc.	6,241,179
348,368	Lennar Corp., Class B	22,713,594

		28,954,773

	U.S. Real Estate Investment Trusts - 17.83%
394,703	American Homes 4 Rent, Class A	15,634,186
513,491	CatchMark Timber Trust, Inc., Class A	4,215,761
158,781	First Industrial Realty Trust, Inc.	9,209,298
537,943	InvenTrust Properties Corp.	16,294,293
146,063	JBG SMITH Properties	3,850,221
172,244	Prologis, Inc.	27,608,991

		76,812,750

	U.S. Real Estate Operating Companies - 8.55%
4,413,953	Five Point Holdings, LLC, Class A (e)(f)	25,821,625
101,800	Stratus Properties, Inc. (e)	4,275,600
5,096,285	Trinity Place Holdings, Inc. (e)(f)(g)	6,727,096
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—

		36,824,321

	Total Common Stocks (Cost $289,870,225)	400,190,990

Preferred Stocks - 4.03%
	Mortgage Finance - 4.03%
2,489,375	Federal Home Loan Mortgage Corp., 8.375% (e)	9,061,325
2,147,850	Federal National Mortgage Association, 8.250% (e)	8,312,180

	Total Preferred Stocks (Cost $8,980,723)	17,373,505

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2022 (Unaudited)

Security†	Value (Note 1)

Purchased Options - 0.00%*
Total Purchased Options (see below for details) (Cost $33,834)	$10,545

Total Investment Before Written Options - 96.94% (Cost $298,934,238)	417,575,040

Written Options - (0.08)%
Total Written Options (see below for details) (Premiums Received $(185,237))	(338,892)

Total Investment Portfolio - 96.86% (Cost $298,749,001)	417,236,148
Other Assets less Liabilities - 3.14%	13,517,565

NET ASSETS - 100.00%	$430,753,713

Notes:

(a)	Security is fair valued in accordance with the policies established by the Board of Trustees.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of April 30, 2022.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(g)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
5,096,285	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$23,067,824	$1.32
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00

At April 30, 2022, the restricted securities had a total market value of $6,727,096 or 1.56% of net assets.

‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01%.

EUR: Euro.

REIT: Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2022 (Unaudited)

Summary of Investments by Sector	% of Net Assets
Non-U.S. Real Estate Operating Companies	19.97%
U.S. Real Estate Investment Trusts	17.83
Forest Products & Paper	12.00
Non-U.S. Real Estate Investment Trusts	10.28
U.S. Real Estate Operating Companies	8.55
U.S. Homebuilder	6.72
Consulting/Management	4.31
Industrial Services	4.30
Mortgage Finance	4.03
Retail-Building Products	3.70
Non-U.S. Homebuilder	3.54
Non-U.S. Real Estate Consulting/Management	1.71
Purchased Options	0.00 *
Written Options	(0.08)
Other Assets less Liabilities	3.14

Total	100.00%

* Amount less than 0.01%.

Country Concentration	% of Net Assets
United States	61.36%
United Kingdom	16.63
Canada	6.26
Hong Kong	5.89
Cayman Islands	4.67
Australia	1.12
Germany	0.93
Luxembourg	0.00 *

Total	96.86%

*	Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

USD versus HKD, Call	JPMorgan Chase Bank, N.A.	43,100,000	$43,100,000	7.90 HKD	08/05/22	$10,545

Total Purchased Options (Cost $33,834)						$10,545

HKD: Hong Kong Dollar.

USD: United States Dollar.

Written Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

DR Horton, Inc., Put	Goldman Sachs & Co.	(690)	$(4,801,710)	72.50 USD	05/20/22	$(338,892)

Total Written Options (Premiums received $(185,237))						$(338,892)

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at April 30, 2022 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 89.84%
	Non-U.S. Homebuilder - 12.78%
74,687	Aedas Homes S.A. (Spain) (a)	$1,749,161
757,000	China Vanke Co., Ltd., Class H (China)	1,785,007
2,180,567	Glenveagh Properties PLC (Ireland) (a)(b)	2,594,692

		6,128,860

	Non-U.S. Real Estate Investment Trusts - 23.89%
143,544	Big Yellow Group PLC (United Kingdom)	2,594,123
60,475	Boardwalk Real Estate Investment Trust (Canada)	2,653,622
37,332	Derwent London PLC (United Kingdom)	1,416,449
1,056,774	Irish Residential Properties REIT PLC (Ireland)	1,618,753
1,753,520	National Storage REIT (Australia)	3,176,063

		11,459,010

	Non-U.S. Real Estate Operating Companies - 53.17%
262,900	Capitaland Investment, Ltd. (Singapore) (b)	797,166
999,916	Centuria Capital Group (Australia)	1,942,219
1,507,465	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	2,787,922
842,800	ESR Cayman, Ltd. (Cayman Islands) (a)(b)	2,558,411
643,016	Grainger PLC (United Kingdom)	2,391,871
344,464	LOG Commercial Properties e Participacoes S.A. (Brazil)	1,674,959
85,500	Nomura Real Estate Holdings, Inc. (Japan)	2,083,271
85,025	PATRIZIA AG (Germany)	1,458,475
35,186	Shurgard Self Storage S.A. (Luxembourg)	2,036,095
2,729,000	SUNeVision Holdings, Ltd. (Cayman Islands)	2,267,171
2,114,500	Swire Pacific, Ltd., Class B (Hong Kong)	1,993,581
213,000	Tosei Corp. (Japan)	1,792,265
587,448	Wharf Holdings Ltd. (The) (Hong Kong)	1,721,165

		25,504,571

	Total Common Stocks (Cost $38,366,155)	43,092,441

	Security

Purchased Options - 1.28%
	Total Purchased Options (see below for details) (Cost $505,914)	616,322

	Total Investment Before Written Options - 91.12% (Cost $38,872,069)	43,708,763

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2022 (Unaudited)

Security	Value (Note 1)

Written Options - (0.45)%
Total Written Options (see below for details) (Premiums Received $(199,628))	$(216,732)

Total Investment Portfolio - 90.67% (Cost $38,672,441)	43,492,031
Other Assets less Liabilities - 9.33%	4,474,453

NET ASSETS - 100.00%	$47,966,484

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

Summary of Investments by Sector	% of Net Assets
Non-U.S. Real Estate Operating Companies	53.17%
Non-U.S. Real Estate Investment Trusts	23.89
Non-U.S. Homebuilder	12.78
Purchased Options	1.28
Written Options	(0.45)
Other Assets less Liabilities	9.33

Total	100.00%

Country Concentration	% of Net Assets
United Kingdom	13.35%
Australia	10.67
Cayman Islands	10.06
Ireland	8.78
Japan	8.08
Hong Kong	7.75
Mexico	5.81
Canada	5.53
Luxembourg	4.25
China	3.72
Spain	3.65
Brazil	3.49
Germany	3.04
Singapore	1.66
United States	0.83

Total	90.67%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at April 30, 2022 (Unaudited)

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Vanguard FTSE Europe ETF, Put	Goldman Sachs & Co.	1,550	$9,050,450	59.00 USD	09/16/22	$616,322

Total Purchased Options (Cost $505,914)						$616,322

ETF: Exchange Traded Fund.

Written Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

Vanguard FTSE Europe ETF, Put	Goldman Sachs & Co.	(1,550)	$(9,050,450)	50.00 USD	09/16/22	$(216,732)

Total Written Options (Premiums received $(199,628))						$(216,732)

ETF: Exchange Traded Fund.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Assets and Liabilities

at April 30, 2022 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Assets:
Investments at value (Notes 1 & 4):
Unaffiliated issuers†	$590,593,490	$145,645,397	$385,015,774	$43,092,441
Affiliated issuers‡	—	5,870,901	32,548,721	—
Cash	83,677,600	6,616,673	10,529,800	4,293,753
Cash pledged to counterparty for collateral	—	—	260,000	—
Foreign currency at value^	—	—	286	—
Purchased options at value*	15,474,181	—	10,545	616,322
Foreign tax reclaims receivable	1,626,698	—	454,789	100,738
Dividends and interest receivables	830,853	54,157	935,343	140,608
Receivable for fund shares sold	68,725	19,352	174,722	87,946
Receivable for securities sold	—	—	1,803,949	—
Other assets	58,036	31,985	38,346	9,481

Total assets	692,329,583	158,238,465	431,772,275	48,341,289

Liabilities:
Cash received from counterparty for collateral	11,250,000	—	—	—
Written options at value**	—	—	338,892	216,732
Payable for securities purchased	6,470,236	—	—	—
Payable to Adviser (Note 3)	562,769	112,495	352,042	17,954
Payable for fund shares redeemed	382,038	205,115	99,766	—
Payable for transfer agent fees	60,110	25,925	31,925	34,686
Payable for accounting and administration fees	54,459	19,842	44,672	26,344
Payable for reports to shareholders	41,764	14,879	44,381	23,556
Payable for shareholder servicing fees (Note 3)	35,856	8,990	55,369	—
Payable for auditing and tax fees	22,795	15,269	12,554	23,193
Distribution fees payable (Note 5)	9,090	604	6,565	—
Payables to trustees and officers	1,004	862	6,523	3,613
Accrued expenses	32,369	5,447	25,873	28,727
IRS compliance fee for foreign tax claims (Note 1)	3,478,515	—	—	—

Total liabilities	22,401,005	409,428	1,018,562	374,805

Net assets	$669,928,578	$157,829,037	$430,753,713	$47,966,484

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Assets and Liabilities (continued)

at April 30, 2022 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Summary of net assets:
Capital stock, $0.001 par value	$544,304,087	$102,245,333	$281,342,595	$48,183,328
Total distributable earnings	125,624,491	55,583,704	149,411,118	(216,844)

Net assets applicable to capital shares outstanding	$669,928,578	$157,829,037	$430,753,713	$47,966,484

Investor Class

Net assets	$42,483,810	$2,783,347	$30,649,506	$—

Outstanding shares of beneficial interest, unlimited number of shares authorized	762,609	149,993	1,254,754	—

Net asset value, offering and redemption price per share	$55.71	$18.56	$24.43	$—

Institutional Class

Net assets	$625,208,919	$154,372,403	$371,857,194	$14,184,228

Outstanding shares of beneficial interest, unlimited number of shares authorized	11,253,424	8,086,880	15,163,652	1,119,910

Net asset value, offering and redemption price per share	$55.56	$19.09	$24.52	$12.67

Z Class

Net assets	$2,235,849	$673,287	$28,247,013	$33,782,256

Outstanding shares of beneficial interest, unlimited number of shares authorized	40,256	35,144	1,153,956	2,582,101

Net asset value, offering and redemption price per share	$55.54	$19.16	$24.48	$13.08

† Cost of unaffiliated issuers	$489,456,752	$89,848,255	$213,091,923	$38,366,155
‡ Cost of affiliated issuers	$—	$9,513,492	$85,808,481	$—
^ Cost of foreign currency	$—	$—	$277	$—
* Cost of purchased options	$6,375,500	$—	$33,834	$505,914
** Premiums received for written options	$—	$—	$(185,237)	$(199,628)

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statement of Operations

For the Six Months Ended April 30, 2022 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Investment Income:
Dividends - unaffiliated issuers*	$6,438,402	$1,154,952	$2,623,094	$630,691
Dividends - affiliated issuers (Note 4)	—	66,624	—	—
Interest - unaffiliated issuers	—	9,836	68	—
Other income	—	125	—	3

Total investment income	6,438,402	1,231,537	2,623,162	630,694

Expenses:
Investment advisory fees (Note 3)	2,797,433	757,646	2,113,480	245,033
Shareholder servicing fees (Note 3)	184,295	52,635	182,862	1,403
Transfer agent fees	177,978	65,151	86,320	40,410
Interest expense (Note 1)	129,726	—	—	—
Accounting and administration fees	98,769	37,469	80,736	37,466
Trustees’ and officers’ fees and expenses	76,367	21,793	65,490	4,362
Reports to shareholders	41,398	20,049	33,522	18,601
Legal fees	37,396	10,950	31,879	12,394
Custodian fees	35,343	6,952	22,786	5,612
Auditing and tax fees	30,831	17,363	18,385	23,827
Insurance	26,812	7,744	24,227	2,406
Registration and filing fees	26,196	28,844	27,534	28,218
Distribution fees (Note 5)	21,271	3,872	42,398	—
Tax Expense	19,341	—	—	—
Miscellaneous	40,179	13,462	35,206	14,385

Total expenses	3,743,335	1,043,930	2,764,825	434,117

Less: Fees waived (Note 3)	—	(72,294)	(36,824)	(189,084)

Net expenses	3,743,335	971,636	2,728,001	245,033

Net investment income/(loss)	2,695,067	259,901	(104,839)	385,661

Realized and unrealized gain/(loss) on investments, options, and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	25,171,509	4,022,106	33,952,193	1,646,423
Net realized loss on purchased options	(238,120)	—	(56,832)	(207,340)
Net realized gain/(loss) on foreign currency transactions	(129,671)	—	6,875	(4,726)
Net change in unrealized appreciation/(depreciation) on investments - unaffiliated issuers	8,760,167	(8,608,918)	(54,466,667)	(4,758,218)
Net change in unrealized appreciation/(depreciation) on investments - affiliated issuers (Note 4)	—	(2,475,857)	(10,181,506)	—
Net change in unrealized appreciation/(depreciation) on purchased options	9,081,472	—	21,176	234,440
Net change in unrealized appreciation/(depreciation) on
written options	—	—	(153,655)	(17,104)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(122,778)	—	(54,204)	(10,713)

Net gain/(loss) on investments, options, and foreign currency transactions	42,522,579	(7,062,669)	(30,932,620)	(3,117,238)

Net increase/(decrease) in net assets resulting from operations	$45,217,646	$(6,802,768)	$(31,037,459)	$(2,731,577)

* Net of foreign withholding taxes of	$423,927	$—	$118,597	$56,175

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets

	Value Fund		Small-Cap Value Fund
	For the Six Months ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six Months ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income	$2,695,067	$7,894,419	$259,901	$120,348
Net realized gain	24,803,718	28,010,711	4,022,106	14,909,973
Net change in unrealized appreciation/(depreciation)	17,718,861	227,731,965	(11,084,775)	42,465,555

Net increase/(decrease) in net assets resulting from operations	45,217,646	263,637,095	(6,802,768)	57,495,876

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(293,048)	(34,458)	(259,933)	(39,659)
Institutional Class	(20,694,985)	(3,706,801)	(13,615,914)	(2,252,764)
Z Class	(75,195)	(12,775)	(52,207)	(7,583)

Decrease in net assets from dividends and distributions	(21,063,228)	(3,754,034)	(13,928,054)	(2,300,006)

Capital Share Transactions:
Proceeds from sale of shares	61,974,046	40,192,678	5,564,845	12,801,433
Net asset value of shares issued in reinvestment of dividends and distributions	20,269,661	3,591,317	13,428,578	2,216,959
Cost of shares redeemed	(40,121,304)	(114,933,398)	(14,490,914)	(30,986,368)

Net increase/(decrease) in net assets resulting from capital share transactions	42,122,403	(71,149,403)	4,502,509	(15,967,976)

Net increase/(decrease) in net assets	66,276,821	188,733,658	(16,228,313)	39,227,894

Net assets at beginning of period	603,651,757	414,918,099	174,057,350	134,829,456

Net assets at end of period	$669,928,578	$603,651,757	$157,829,037	$174,057,350

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets (continued)

	Real Estate Value Fund
	For the Six Months ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Operations:
Net investment income/(loss)	$(104,839)	$2,562,363
Net realized gain	33,902,236	47,624,305
Net change in unrealized appreciation/(depreciation)	(64,834,856)	143,612,064

Net increase/(decrease) in net assets resulting from operations	(31,037,459)	193,798,732

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Investor Class	(3,020,824)	(345,327)
Institutional Class	(36,980,388)	(4,370,604)
Z Class	(2,694,651)	(384,060)

Decrease in net assets from dividends and distributions	(42,695,863)	(5,099,991)

Capital Share Transactions:
Proceeds from sale of shares	14,844,564	38,076,262
Net asset value of shares issued in reinvestment of dividends and distributions	40,543,139	4,866,150
Cost of shares redeemed	(53,493,927)	(195,955,310)

Net increase/(decrease) in net assets resulting from capital share transactions	1,893,776	(153,012,898)

Net increase/(decrease) in net assets	(71,839,546)	35,685,843

Net assets at beginning of period	502,593,259	466,907,416

Net assets at end of period	$430,753,713	$502,593,259

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Statements of Changes in Net Assets (continued)

	International Real Estate Value Fund
	For the Period ended April 30, 2022 (Unaudited)	For the Period from January 1, 2021 through October 31, 2021	For the Year Ended December 31, 2020
Operations:
Net investment income	$385,661	$532,240	$598,714
Net realized gain/(loss)	1,434,357	2,391,841	(7,758,473)
Net change in unrealized appreciation/(depreciation)	(4,551,595)	2,917,618	(2,075,469)

Net increase/(decrease) in net assets resulting from operations	(2,731,577)	5,841,699	(9,235,228)

Dividends and Distributions to Shareholders:
Net investment income and net realized gains:
Institutional Class	(315,736)	—	(394,045)
Z Class	(763,586)	—	(468,740)

Decrease in net assets from dividends and distributions	(1,079,322)	—	(862,785)

Capital Share Transactions:
Proceeds from sale of shares	2,635,313	4,794,248	16,268,431
Net asset value of shares issued in reinvestment of dividends and distributions	978,999	—	754,503
Redemption fees	—	—	3,007
Cost of shares redeemed	(512,799)	(1,340,835)	(57,379,824)

Net increase/(decrease) in net assets resulting from capital share transactions	3,101,513	3,453,413	(40,353,883)

Net increase/(decrease) in net assets	(709,386)	9,295,112	(50,451,896)

Net assets at beginning of period	48,675,870	39,380,758	89,832,654

Net assets at end of period	$47,966,484	$48,675,870	$39,380,758

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,	Years Ended October 31,
	2022	2021		2020	2019	2018	2017
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$53.43	$32.43		$39.81	$43.74	$55.94	$51.12

Income/(loss) from investment operations:
Net investment income/(loss)@	0.10	0.61	‡	0.01	0.55 +	0.65 ±	(0.01)
Net gain/(loss) on investment transactions (both realized and unrealized)	3.91	20.60		(5.14)	(2.94)[1]	(5.33)[1]	8.83 [1]

Total from investment operations	4.01	21.21		(5.13)	(2.39)	(4.68)	8.82

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.40)	(0.21)		(0.86)	(0.04)	(1.45)	(0.30)
Distributions from net realized gain	(1.33)	—		(1.39)	(1.50)	(6.07)	(3.70)

Total dividends and distributions	(1.73)	(0.21)		(2.25)	(1.54)	(7.52)	(4.00)

Net asset value, end of period	$55.71	$53.43		$32.43	$39.81	$43.74	$55.94

Total return[2]	7.94%[3]	65.61%		(13.89%)	(5.32%)	(10.06%)	18.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$42,484	$9,735		$5,237	$6,966	$11,506	$12,680
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.44%[4]	1.47%		1.52%	1.51%	1.45%	1.38%
After fee waivers/expense offset arrangement[5]	1.44%[4,6]	1.45	%7,#	1.40%#	1.40%#	1.40%#	1.38%
Ratio of net investment income/(loss) to average net assets	0.35%[4]	1.19	%‡	0.03%	1.35%+	1.27%±	(0.02%)
Portfolio turnover rate	12%[3]	18%		22%	25%	72%	18%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

6

The Fund incurred interest and tax expenses. For the period ended April 30, 2022, if interest and tax expenses had not been incurred, the ratios of operating expenses to average net assets would have been 1.39%.

7	The Fund incurred interest expense. For the year ended October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40%.
‡

Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.39%

+

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.44%.

±

Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.37%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,	Years Ended October 31,
	2022	2021		2020	2019	2018	2017
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$53.40	$32.40		$39.82	$43.81	$56.05	$51.22

Income/(loss) from investment operations:
Net investment income@	0.24	0.66	‡	0.10	0.64 +	0.75 ±	0.13
Net gain/(loss) on investment transactions (both realized and unrealized)	3.82	20.64		(5.12)	(2.95)[1]	(5.31)[1]	8.85 [1]

Total from investment operations	4.06	21.30		(5.02)	(2.31)	(4.56)	8.98

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.57)	(0.30)		(1.01)	(0.18)	(1.61)	(0.45)
Distributions from net realized gain	(1.33)	—		(1.39)	(1.50)	(6.07)	(3.70)

Total dividends and distributions	(1.90)	(0.30)		(2.40)	(1.68)	(7.68)	(4.15)

Net asset value, end of period	$55.56	$53.40		$32.40	$39.82	$43.81	$56.05

Total return[2]	8.06%[3]	66.02%		(13.66%)	(5.10%)	(9.83%)	18.38%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$625,209	$591,858		$408,449	$627,511	$906,235	$1,131,488
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.16%[4]	1.22%		1.27%	1.23%	1.17%	1.13%
After fee waivers/expense offset arrangement[5]	1.16%[4,6]	1.21	%7,#	1.15%#	1.15%#	1.15%#	1.13%
Ratio of net investment income to average net assets	0.85%[4]	1.32	%‡	0.30%	1.57%+	1.47%±	0.23%
Portfolio turnover rate	12%[3]	18%		22%	25%	72%	18%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

6

The Fund incurred interest and tax expenses. For the period ended April 30, 2022, if interest and tax expenses had not been incurred, the ratios of operating expenses to average net assets would have been 1.11%.

7	The Fund incurred interest expense. For the year ended October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.15%.
‡

Investment income per share reflects special dividends received during the period which amounted to $0.40 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.52%.

+

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.66%.

±

Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.57%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	For the Six Months Ended April 30,	Years Ended October 31,				Period from March 1, 2018 (commencement of investment operations) through October 31,
	2022	2021		2020	2019	2018
	(Unaudited)
Z Class:
Net asset value, beginning of period	$53.41	$32.40		$39.84	$43.84	$53.23

Income/(loss) from investment operations:
Net investment income@	0.26	0.71	±	0.10	0.70 ‡	0.27	*
Net gain/(loss) on investment transactions (both realized and unrealized)	3.82	20.64		(5.09)	(2.96)[1]	(6.20)[1]

Total from investment operations	4.08	21.35		(4.99)	(2.26)	(5.93)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.62)	(0.34)		(1.06)	(0.24)	—
Distributions from net realized gain	(1.33)	—		(1.39)	(1.50)	(3.46)

Total dividends and distributions	(1.95)	(0.34)		(2.45)	(1.74)	(3.46)

Net asset value, end of period	$55.54	$53.41		$32.40	$39.84	$43.84

Total return[2]	8.12%[3]	66.19%		(13.59%)	(4.99%)	(12.00%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,236	$2,059		$1,232	$2,626	$3,160
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.10%[4]	1.16%		1.15%	1.12%	1.09%[4]
After fee waivers/expense offset arrangement[5]	1.10%[4,6]	1.11	%7,#	1.05%#	1.05%#	1.05	%4,#
Ratio of net investment income to average net assets	0.98%[4]	1.42	%±	0.31%	1.71%‡	0.78	%4*
Portfolio turnover rate	12%[3]	18%		22%	25%	72%[3,8]

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

6

The Fund incurred interest and tax expenses. For the period ended April 30, 2022, if interest and tax expenses had not been incurred, the ratios of operating expenses to average net assets would have been 1.05%.

7	The Fund incurred interest expense. For the year ended October 31, 2021, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.05%.
8	Reflects portfolio turnover of the Fund for the year ended October 31, 2018.
±

Investment income per share reflects special dividends received during the period which amounted to $0.40 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.62%.

‡

Investment income per share reflects a special dividend received during the period which amounted to $0.37 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.80%.

*

Investment income per share reflects a special dividend received during the period which amounted to $0.34 per share. Excluding the special dividend, the ratio of net investment income/ (loss) to average net assets would have been (0.22%).

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,	Years Ended October 31,
	2022	2021	2020	2019	2018	2017
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$21.11	$14.94	$18.83	$20.04	$23.30	$20.77

Income/(loss) from investment operations:
Net investment income/(loss)@	0.01	(0.05)	(0.06)	(0.13)	(0.12)	(0.18)
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.84)	6.48	(2.40)	0.97 [1]	(0.31)[1]	4.63 [1]

Total from investment operations	(0.83)	6.43	(2.46)	0.84	(0.43)	4.45

Less dividends and distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	(0.06)
Distributions from net realized gain	(1.72)	(0.26)	(1.43)	(2.05)	(2.83)	(1.86)

Total dividends and distributions	(1.72)	(0.26)	(1.43)	(2.05)	(2.83)	(1.92)

Net asset value, end of period	$18.56	$21.11	$14.94	$18.83	$20.04	$23.30

Total return[2]	(4.29%)[3]	43.47%	(14.33%)	6.12%	(2.23%)	22.22%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,783	$3,222	$2,195	$3,176	$3,684	$4,955
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.56%[4]	1.52%	1.58%	1.64%	1.53%	1.45%
After fee waivers/expense offset arrangement5,#	1.40%[4]	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income/(loss) to average net assets	0.06%[4]	(0.24%)	(0.37%)	(0.73%)	(0.57%)	(0.81%)
Portfolio turnover rate	7%[3]	20%	37%	21%	44%	32%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,	Years Ended October 31,
	2022	2021	2020	2019	2018	2017
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$21.66	$15.29	$19.20	$20.34	$23.55	$20.97

Income/(loss) from investment operations:
Net investment income/(loss)@	0.03	0.02	(0.02)	(0.09)	(0.07)	(0.12)
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.86)	6.61	(2.46)	1.00 [1]	(0.31)[1]	4.69 [1]

Total from investment operations	(0.83)	6.63	(2.48)	0.91	(0.38)	4.57

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.02)	—	—	—	—	(0.13)
Distributions from net realized gain	(1.72)	(0.26)	(1.43)	(2.05)	(2.83)	(1.86)

Total dividends and distributions	(1.74)	(0.26)	(1.43)	(2.05)	(2.83)	(1.99)

Net asset value, end of period	$19.09	$21.66	$15.29	$19.20	$20.34	$23.55

Total return[2]	(4.16%)[3]	43.79%	(14.15%)	6.40%	(1.96%)	22.59%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$154,372	$170,187	$132,303	$191,280	$236,136	$291,169
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.23%[4]	1.24%	1.29%	1.34%	1.25%	1.20%
After fee waivers/expense offset arrangement5,#	1.15%[4]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income/(loss) to average net assets	0.31%[4]	0.08%	(0.12%)	(0.48%)	(0.32%)	(0.56%)
Portfolio turnover rate	7%[3]	20%	37%	21%	44%	32%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30,	Years Ended October 31,			Period from March 1, 2018 (commencement of investment operations) through October 31,
	2022	2021	2020	2019	2018
	(Unaudited)
Z Class:
Net asset value, beginning of period	$21.75	$15.33	$19.22	$20.35	$20.56

Income/(loss) from investment operations:
Net investment income/(loss)@	0.04	0.03	0.00 *	(0.07)	(0.03)
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.87)	6.65	(2.46)	0.99 [1]	(0.18)[1]

Total from investment operations	(0.83)	6.68	(2.46)	0.92	(0.21)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.04)	—	—	—	—
Distributions from net realized gain	(1.72)	(0.26)	(1.43)	(2.05)	—

Total dividends and distributions	(1.76)	(0.26)	(1.43)	(2.05)	—

Net asset value, end of period	$19.16	$21.75	$15.33	$19.22	$20.35

Total return[2]	(4.14%)[3]	44.00%	(14.03%)	6.45%	(1.02%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$673	$648	$331	$431	$450
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.17%[4]	1.17%	1.20%	1.24%	1.20%[4]
After fee waivers/expense offset arrangement5,#	1.05%[4]	1.05%	1.05%	1.05%	1.05%[4]
Ratio of net investment income/(loss) to average net assets	0.38%[4]	0.15%	(0.02%)	(0.38%)	(0.21%)[4]
Portfolio turnover rate	7%[3]	20%	37%	21%	44%[3,6]

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

6	Reflects portfolio turnover of the Fund for the year ended October 31, 2018
*	Amount less than $(0.01).
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Investor Class:
Net asset value, beginning of period	$28.57		$19.60	$28.79	$28.66	$34.35	$29.51

Income/(loss) from investment operations:
Net investment income/(loss)@	(0.04)		0.05 ±	0.08	0.11	0.14	0.18 *
Net gain/(loss) on investment transactions (both realized and unrealized)	(1.70)		9.07	(4.77)	2.66 [1]	(3.78)[1]	5.10 [1]

Total from investment operations	(1.74)		9.12	(4.69)	2.77	(3.64)	5.28

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.08)		(0.15)	(0.22)	(0.36)	(0.27)	(0.16)
Distributions from net realized gain	(2.32)		—	(4.28)	(2.28)	(1.78)	(0.28)

Total dividends and distributions	(2.40)		(0.15)	(4.50)	(2.64)	(2.05)	(0.44)

Net asset value, end of period	$24.43		$28.57	$19.60	$28.79	$28.66	$34.35

Total return[2]	(6.74%)[3]		46.75%	(19.37%)	10.94%	(11.50%)	18.13%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$30,650		$36,975	$45,401	$110,912	$193,069	$255,383
Ratio of expenses to average net assets
Before fee waivers, expense reimbursements/expense offset arrangement	1.44%[4]		1.43%	1.47%	1.45%	1.41%	1.36%
After fee waivers, expense reimbursements/expense offset arrangement[5]	1.40	%4,#	1.40%#	1.40%#	1.40%#	1.40%	1.36%
Ratio of net investment income/(loss) to average net assets	(0.29%)[4]		0.21%±	0.35%	0.39%	0.41%	0.56%*
Portfolio turnover rate	5%[3]		9%	34%	22%	27%	7%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been -0.13%.

*

Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.25%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Institutional Class:
Net asset value, beginning of period	$28.71		$19.72	$28.98	$28.88	$34.59	$29.73

Income/(loss) from investment operations:
Net investment income@	0.00		0.13 ±	0.17	0.18	0.23	0.26 *
Net gain/(loss) on investment transactions (both realized and unrealized)	(1.71)		9.09	(4.82)	2.67 [1]	(3.80)[1]	5.13 [1]

Total from investment operations	(1.71)		9.22	(4.65)	2.85	(3.57)	5.39

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.16)		(0.23)	(0.33)	(0.47)	(0.36)	(0.25)
Distributions from net realized gain	(2.32)		—	(4.28)	(2.28)	(1.78)	(0.28)

Total dividends and distributions	(2.48)		(0.23)	(4.61)	(2.75)	(2.14)	(0.53)

Net asset value, end of period	$24.52		$28.71	$19.72	$28.98	$28.88	$34.59

Total return[2]	(6.63%)[3]		47.05%	(19.14%)	11.21%	(11.25%)	18.41%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$371,857		$434,586	$391,651	$863,328	$1,245,973	$1,690,211
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.16%[4]		1.16%	1.18%	1.17%	1.12%	1.11%
After fee waivers/expense offset arrangement[5]	1.15	%4,#	1.15%#	1.15%#	1.15%#	1.11%	1.11%
Ratio of net investment income/(loss) to average net assets	(0.03%)[4]		0.52%±	0.77%	0.65%	0.68%	0.81%*
Portfolio turnover rate	5%[3]		9%	34%	22%	27%	7%

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.18%.

*

Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.50%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30,		Years Ended October 31,			Period from March 1, 2018 (commencement of investment operations) through October 31,
	2022		2021	2020	2019	2018
	(Unaudited)
Z Class:
Net asset value, beginning of period	$28.68		$19.70	$28.98	$28.90	$33.13

Income/(loss) from investment operations:
Net investment income@	0.01		0.16 ±	0.22	0.20	0.20
Net gain/(loss) on investment transactions (both realized and unrealized)	(1.70)		9.07	(4.85)	2.67 [1]	(4.43)[1]

Total from investment operations	(1.69)		9.23	(4.63)	2.87	(4.23)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.19)		(0.25)	(0.37)	(0.51)	—
Distributions from net realized gain	(2.32)		—	(4.28)	(2.28)	—

Total dividends and distributions	(2.51)		(0.25)	(4.65)	(2.79)	—

Net asset value, end of period	$24.48		$28.68	$19.70	$28.98	$28.90

Total return[2]	(6.57%)[3]		47.21%	(19.09%)	11.30%	(12.77%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$28,247		$31,033	$29,855	$55,147	$69,096
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.08%[4]		1.08%	1.08%	1.05%	1.03%[4]
After fee waivers/expense offset arrangement[5]	1.05	%4,#	1.05%#	1.05%#	1.05%	1.03%[4]
Ratio of net investment income to average net assets	0.07%[4]		0.63%±	0.97%	0.73%	0.94%[4]
Portfolio turnover rate	5%[3]		9%	34%	22%	27%[3,6]

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

6	Reflects portfolio turnover of the Fund for the year ended October 31, 2018.
±

Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.29%.

@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue International Real Estate Value Fund
	For the Six Months Ended April 30,	Period from January 1, 2021 through October 31,		Years Ended December 31,
	2022	2021*		2020	2019	2018	2017	2016
	(Unaudited)
Institutional Class:**
Net asset value, beginning of period	$13.70	$11.93		$11.80	$9.85	$11.72	$9.48	$9.65

Income/(loss) from investment operations:
Net investment income@	0.10	0.16	±	0.12	0.12	0.22	0.24	0.28
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.82)	1.61		0.46 [1]	1.99 [1]	(0.91)[1]	2.33	(0.36)

Total from investment operations	(0.72)	1.77		0.58	2.11	(0.69)	2.57	(0.08)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.31)	—		(0.45)	—	(0.23)	(0.21)	(0.09)
Distributions from net realized gain	—	—		—	(0.16)	(0.95)	(0.12)	—

Total dividends and distributions	(0.31)	—		(0.45)	(0.16)	(1.18)	(0.33)	(0.09)

Net asset value, end of period	$12.67	$13.70		$11.93	$11.80	$9.85	$11.72	$9.48

Total return[2]	(5.38%)[3]	14.84%[3]		4.89%	21.48%	(5.85%)	27.11%	(0.88%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$14,184	$13,466		$10,672	$73,585	$53,596	$55,950	$20,336
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.83%[4]	2.08%[4]		1.69%[5]	1.67%[5]	1.47%[5]	1.38%[5]	1.56%[5]
After fee waivers/expense offset arrangement	1.00%[4,6]	1.00%[4,6]		1.03%[7]	1.19%[7]	0.68%[7]	0.26%[7]	0.01%[7]
Ratio of net investment income to average net assets	1.57%[4]	1.44	%4,±1.17%		1.15%	1.85%	2.14%	2.92%
Portfolio turnover rate	13%[3]	35%[3]		47%	34%	53%	49%	40%

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.66%, 1.48%, 1.43%, 0.26%, 0.01% for the years ended December 31, 2020 through December 31, 2016, respectively.

6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.00%.

7

Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 1.00%, 0.63%, 0.25%, -% for the years ended December 31, 2020 through December 31, 2016, respectively.

*	The Third Avenue International Real Estate Value Fund changed its fiscal year end from 12/31 to 10/31 and is reflecting operations beginning on January 1, 2021.
±

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.16%.

**	Prior to June 28, 2017, Third Avenue International Real Estate Value Fund’s Institutional Shares were named Founders Shares.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue International Real Estate Value Fund
	For the Six Months Ended April 30,	Period from January 1, 2021 through October 31,		Years Ended December 31,		Period from April 20, 2018 (commencement of investment operations) through December 31,
	2022	2021*		2020	2019	2018
	(Unaudited)
Z Class:
Net asset value, beginning of period	$14.15	$12.32		$11.93	$9.96	$12.01

Income/(loss) from investment operations:
Net investment income@	0.11	0.16	±	0.13	0.13	0.15
Net gain/(loss) on investment transactions (both realized and unrealized)	(0.87)	1.67		0.46	2.00 [1]	(1.14)

Total from investment operations	(0.76)	1.83		0.59	2.13	(0.99)

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.31)	—		(0.20)	—	(0.11)
Distributions from net realized gain	—	—		—	(0.16)	(0.95)

Total dividends and distributions	(0.31)	—		(0.20)	(0.16)	(1.06)

Redemption Fees	—	—		—	— **	—

Net asset value, end of period	$13.08	$14.15		$12.32	$11.93	$9.96

Total return[2]	(5.49%)[3]	14.85%[3]		4.98%	21.44%	(8.15%)[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$33,782	$35,209		$28,709	$16,248	$11,160
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.75%[4]	2.07%[4]		1.59%[5]	1.59%[5]	1.40%[4,5]
After fee waivers/expense offset arrangement	1.00%[4]	1.00%[4,6]		1.03%[7]	1.19%[7]	0.73%[4,7]
Ratio of net investment income to average net assets	1.58%[4]	1.47	%4,±	1.17%	1.15%	1.79%[4]
Portfolio turnover rate	13%[3]	35%[3]		47%	34%	53%[3]

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

1	Includes redemption fees of less than $0.01 per share.
2

Performance figures reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees, when applicable. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Not annualized.
4	Annualized.
5

Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.56%, 1.39% and 1.36% for the years ended December 31, 2020 through December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

6

As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.00%.

7

Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.00%, 1.00% and 0.68% for the years ended December 31, 2020 through December 31, 2019 and for the period April 20, 2018 through December 31, 2018.

*	The Third Avenue International Real Estate Value Fund changed its fiscal year end from 12/31 to 10/31 and is reflecting operations beginning on January 1, 2021.
±

Investment income per share reflects a special dividend received during the period which amounted to $0.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.19%.

**	Amount less than $0.01.
@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

Third Avenue Trust

Notes to Financial Statements

April 30, 2022 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of the following separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”). The Funds offer separate classes of shares, Institutional, Investor and Z Class. As of April 30, 2022, Third Avenue International Real Estate Value Fund Investor Class shares have not yet commenced operations. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund are diversified (within the meaning of Section 5(b)(1) of the Investment Company Act of 1940. Third Avenue International Real Estate Value Fund is non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act of 1940). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment mandate.

Third Avenue Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund may invest in companies of any market capitalization and across all industries. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its long-term capital appreciation objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is between $50 million and the top range of capitalizations

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

of companies in the Russell 2000® Index or the S&P® Small Cap 600 Index at the time a new position is established (based on prior quarter-end data of the indexes). The Fund may also acquire senior securities of small companies, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. The Fund invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund seeks to achieve its long-term capital appreciation objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate-related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above-average yield potential. The Fund invests in both domestic and foreign securities.

Third Avenue International Real Estate Value Fund seeks to achieve its long-term capital growth and current income objective primarily through investment in international public real estate securities, which may include equity real estate investment trusts (a “REIT” or “REITs”), mortgage REITs, REIT preferred securities, and other publicly traded companies whose primary business is in the real estate industry. This strategy may lead to investment in smaller capitalization companies (under $1 billion). The composition of the portfolio does not seek to mimic equity REIT indices. Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry outside of the United States. Equity securities can consist of shares of REITs and securities issued by other companies principally engaged in the real estate industry. Equity securities can also include securities convertible into common stocks where the conversion feature represents, in the Adviser’s view, a significant element of a security’s value, and preferred stocks.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At April 30, 2022, such

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

securities for Third Avenue Real Estate Value Fund were valued at $0. There were no fair value securities for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue International Real Estate Value Fund. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity securities (Common Stocks, Preferred Stocks and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated prices received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the closing bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds—Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Purchased and Written)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of April 30, 2022:

Third Avenue Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/22	Quoted Prices	Inputs^	Inputs
Common Stocks:
Aerospace & Defense	$25,657,399	$—	$25,657,399	$—
Automotive	47,445,332	—	47,445,332	—
Banks	88,327,864	23,437,978	64,889,886	—
Building Products	24,091,776	—	24,091,776	—
Consumer Products	9,788,581	—	9,788,581	—
Diversified Holding Companies	53,080,530	9,110,426	43,970,104	—
Energy - Refining & Marketing	11,194,487	11,194,487	—	—
Engineering & Construction	22,515,135	—	22,515,135	—
Financial Services	10,369,837	10,369,837	—	—
Forest Products & Paper	24,020,314	24,020,314	—	—
Insurance	15,769,769	15,769,769	—	—
Metals & Mining	95,349,856	95,349,856	—	—
Non-U.S. Real Estate Operating Companies	16,824,632	—	16,824,632	—
Oil & Gas Production & Services	72,279,149	43,208,475	29,070,674	—
Retail	13,906,221	—	13,906,221	—
Transportation & Logistics	16,412,181	16,412,181	—	—
Transportation Infrastructure	28,845,957	18,024,257	10,821,700	—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/22	Quoted Prices	Inputs^	Inputs
U.S. Real Estate Operating Companies	$14,714,470	$14,714,470	$—	$—

Total Common Stocks	590,593,490	281,612,050	308,981,440	—

Purchased Options:	15,474,181	—	15,474,181	—

Total Purchased Options	15,474,181	—	15,474,181	—

Total Value of Investments	$606,067,671	$281,612,050	$324,455,621	$—

Third Avenue Small-Cap Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/22	Quoted Prices	Inputs^	Inputs
Common Stocks:
Auto Parts & Services	$5,894,670	$5,894,670	$—	$—
Bank & Thrifts	33,649,305	33,649,305	—	—
Commercial Services	4,984,296	4,984,296	—	—
Conglomerates	9,840,002	9,840,002	—	—
Consulting & Information Technology Services	8,239,865	8,239,865	—	—
Consumer Discretionary	10,445,243	10,445,243	—	—
Consumer Staples	3,548,544	3,548,544	—	—
Financials	8,061,736	8,061,736	—	—
Home Building	4,019,199	4,019,199	—	—
Industrial Equipment	4,030,907	4,030,907	—	—
Industrial Services	18,992,985	18,992,985	—	—
Insurance & Reinsurance	7,298,224	7,298,224	—	—
Metals Manufacturing	5,033,440	5,033,440	—	—
Oil & Gas Production & Services	8,753,278	8,753,278	—	—
Real Estate	8,588,729	8,588,729	—	—
U.S. Real Estate Investment Trusts	4,307,117	4,307,117	—	—
U.S. Real Estate Operating Companies	1,578,312	1,578,312	—	—

Total Common Stocks	147,265,852	147,265,852	—	—

Closed-End Fund:
Financials	4,250,446	4,250,446	—	—

Total Closed-End Fund	4,250,446	4,250,446	—	—

Total Value of Investments	$151,516,298	$151,516,298	$—	$—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Third Avenue Real Estate Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/22	Quoted Prices	Inputs^	Inputs
Common Stocks:
Consulting/Management	$18,540,678	$18,540,678	$—	$—
Forest Products & Paper	51,696,895	51,696,895	—	—
Industrial Services	18,516,898	18,516,898	—	—
Non-U.S. Homebuilder	15,255,320	—	15,255,320	—
Non-U.S. Real Estate Consulting/Management	7,382,734	—	7,382,734	—
Non-U.S. Real Estate Investment Trusts	44,256,415	—	44,256,415	—
Non-U.S. Real Estate Operating Companies	86,012,377	30,947,185	55,065,192	—
Retail-Building Products	15,937,829	15,937,829	—	—
U.S. Homebuilder	28,954,773	28,954,773	—	—
U.S. Real Estate Investment Trusts	76,812,750	76,812,750	—	—
U.S. Real Estate Operating Companies	36,824,321	36,824,321	—	—	*

Total Common Stocks	400,190,990	278,231,329	121,959,661	—

Preferred Stocks:
Mortgage Finance	17,373,505	17,373,505	—	—

Total Preferred Stocks	17,373,505	17,373,505	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	—	—	—	*

Total Term Loans	—	—	—	—

Purchased Options:	10,545	—	10,545	—

Total Purchased Options	10,545	—	10,545	—

Written Options:	(338,892)	—	(338,892)	—

Total Written Options	(338,892)	—	(338,892)	—
Total Value of Investments	$417,236,148	$295,604,834	$121,631,314	$—	*

Third Avenue International Real Estate Value Fund

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/22	Quoted Prices	Inputs^	Inputs
Common Stocks:
Non-U.S. Homebuilder	$6,128,860	$1,749,161	$4,379,699	$—
Non-U.S. Real Estate Investment Trusts	11,459,010	4,272,375	7,186,635	—

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

			Level 2
			Other	Level 3
			Significant	Significant
	Total Value at	Level 1	Observable	Unobservable
Assets	4/30/22	Quoted Prices	Inputs^	Inputs
Non-U.S. Real Estate Operating Companies	$25,504,571	$5,921,356	$19,583,215	$—

Total Common Stocks	43,092,441	11,942,892	31,149,549	—

Purchased Options:	616,322	616,322	—	—

Total Purchased Options	616,322	616,322	—	—

Written Options:	(216,732)	—	(216,732)	—

Total Written Options	(216,732)	—	(216,732)	—
Total Value of Investments	$43,492,031	$12,559,214	$30,932,817	$—

^

Securities categorized as Level 2 include securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at $0.

For fair valuations using significant unobservable inputs, U.S. GAAP require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended April 30, 2022, there were no transfers in or out of Level 3.

Information about Level 3 Fair Value Measurements

Third Avenue Real Estate Value Fund	Fair Value at 04/30/22
Other (a)	$—	*

(a)	Includes investments less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Security transactions and investment income:

Security transactions for financial statement purposes are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

• Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

• Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at market values using the foreign exchange rates at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the investments held.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of investments sold during the period. Accordingly, realized and unrealized foreign currency gains/(losses) are included in the reported net realized gain/(loss) and unrealized appreciation/(depreciation) on investments transactions and balances.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Net realized gains/(losses) on foreign currency transactions represent net foreign exchange gains/(losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains/(losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains/(losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income.

Payment-in-kind securities (“PIKs”):

The Funds may invest in PIKs. PIKs may make a payment at each payment date in either cash or additional securities. Those additional securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original securities. The daily market quotations of the original securities may include the accrued income (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to dividends and interest receivable on the Statement of Assets and Liabilities.

For the six months ended April 30, 2022, Third Avenue Real Estate Value Fund received additional debt securities with a principal amount of EUR 206 and cost of $0 with respect to PIK securities. Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue International Real Estate Fund did not receive any in-kind payments with respect to PIK securities for the period ended April 30, 2022. Any in-kind payments with respect to PIK securities are included in interest income on the Statement of Operations.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

These securities are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2022.

Forward foreign currency contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on forward foreign currency contracts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

As of April 30, 2022, the Funds did not hold any forward foreign currency contracts.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currencies to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on purchased options.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting an offsetting transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for an offsetting transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the six months ended April 30, 2022, Third Avenue Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund used purchased and written put and call options for hedging purposes.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Summary of derivatives information:

The following tables present the value of derivatives held as of April 30, 2022, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Third Avenue Value Fund

Derivative Contract	Statement of Assets and Liabilities Location	Options

Assets:
Equity contracts	Purchased options at value	$15,474,181

Total		$15,474,181

Third Avenue Real Estate Value Fund

Derivative Contract	Statement of Assets and Liabilities Location	Options

Assets:
Foreign currency contracts	Purchased options at value	$10,545

Total		$10,545

Liabilities:
Equity contracts	Written options at value	$(338,892)

Total		$(338,892)

Third Avenue International Real Estate Value Fund

Derivative Contract	Statement of Assets and Liabilities Location	Options

Assets:
Equity contracts	Purchased options at value	$616,322

Total		$616,322

Liabilities:
Equity contracts	Written options at value	$(216,732)

Total		$(216,732)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

The following tables present the effect of derivatives on the Statement of Operations during the six months ended April 30, 2022, by primary risk exposure:

Third Avenue Value Fund

Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Purchased Options
Equity contracts	$9,081,472(a)

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivative Contract	Purchased Options
Equity contracts	$(238,120)(b)

Third Avenue Real Estate Value Fund

	Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Purchased Options		Written Options		Total
Equity contracts	$—		$(153,655)		$(153,655)

Foreign currency contracts	21,176		—		21,176

Total	$21,176	(a)	$(153,655	)(c)	$(132,479)

	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivative Contract	Purchased Options
Foreign currency contracts	$(56,832	)(b)

Third Avenue International Real Estate Value Fund

	Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Derivative Contract	Purchased Options		Written Options		Total
Equity contracts	$234,440	(a)	$(17,104	)(c)	$217,336

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
Derivative Contract	Purchased Options
Equity contracts	$(207,340)(b)

(a) Included in “Net change in unrealized appreciation/(depreciation), on purchased options”.

(b) Included in “Net realized loss on purchased options”.

(c) Included in “Net change in unrealized appreciation/(depreciation), on written options”.

Derivatives volume:

The table below discloses the volume of the Funds’ options activities during the six months ended April 30, 2022 (amounts denominated in U.S. Dollars unless otherwise noted, except number of contracts). Please refer to the tables in the Summary of derivatives information for derivative-related gains and losses associated with volume activity (measured at each month-end).

	Third Avenue Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Real Estate Value Fund
OTC Equity Options:
Average Number of Contracts - Purchased Options	4,029	—	971
Average Notional - Purchased Options	$180,659,486	$—	$6,360,171
Average Number of Contracts - Written Options	—	197	221
Average Notional - Written Options	$—	$1,420,414	$1,292,921
Foreign Currency Options:
Average Notional - Purchased Options	$—	$43,842,857	$—
Ending Notional Balance - Purchased Options	$—	$43,100,000	$—

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and net realized capital gains on disposition of securities, respectively, is determined in accordance with U.S. federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies, and each Fund intends to distribute all of its taxable net investment income and net realized capital gains, if any, to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including capital gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (generally the current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analysis of and changes to tax laws, regulations and interpretations thereof. The Funds are subject to possible examination by the relevant taxing authorities for tax years for which the applicable statutes of limitations have not expired.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each series’ average net assets relative to the total average net assets of the Trust. Certain expenses are shared with the Third Avenue Variable Series Trust, an affiliated fund. Such costs are allocated using the ratio of the series’ average net assets relative to the total average net assets of each series of the Trust and Third Avenue Variable Series Trust.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Share class accounting:

Investment income, common expenses and realized/unrealized gains/(losses) are allocated to the three classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Effective December 7, 2021, Foreside Fund Officer Services LLC (“FFOS”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Prior to December 7, 2021, Alaric Compliance Services LLC (“Alaric”) provided the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and FFOS are compensated for their services provided to the Trust. Through December 7, 2021, Alaric was compensated for their services provided to the Trust.

Foreign withholding tax reclaims; Interest payable; Interest expense:

In consideration of recent decisions rendered by European courts, the Third Avenue Value Fund has filed for additional prior year reclaims (EU reclaims) related to taxes withheld by certain countries on dividend income. The Fund will record any EU reclaims only when certainty exists as to the likelihood of receipt and the potential timing of payment.

During the six months ended April 30, 2022, the Fund recorded interest related to EU reclaims which is reflected as interest expense in the Statement of Operations.

For U.S. income tax purposes, EU reclaims received by the Fund reduce the amounts of foreign taxes that the Fund passes through to its shareholders. If EU reclaims received exceed foreign withholding taxes paid, the Fund will seek to enter into a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued liabilities for the estimated total IRS compliance fee and interest payable related to foreign withholding tax claims, which are disclosed in the Statement of Assets and Liabilities. The Fund has recorded the corresponding interest expense in the Statement of Operations. The actual IRS compliance fee may differ from the estimate and that difference may be material.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

2. INVESTMENTS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (an affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person) for the period ended April 30, 2022 were as follows:

	Purchases	Sales
Third Avenue Value Fund
Unaffiliated	$68,629,852	$80,828,441
Third Avenue Small-Cap Value Fund
Affiliated	4,128,893	—
Unaffiliated	6,235,190	17,269,116
Third Avenue Real Estate Value Fund
Unaffiliated	24,945,945	66,892,073
Third Avenue International Real Estate Value Fund
Unaffiliated	7,052,110	5,799,497

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management Fee
Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Real Estate Value Fund	1.00%

Additionally, the Adviser pays certain expenses on behalf of the Funds, which are partially reimbursed by the Funds, including service fees due to third parties, and certain miscellaneous expenses. The Z Class of each Fund does not pay service fees due to third parties.

The following were amounts payable to the Adviser at April 30, 2022:

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Real Estate Value Fund
Advisory fees	$524,595	$103,434	$322,491	$17,954
Reimbursement for shareholder servicing fees	38,174	9,061	29,551	—

Total	$562,769	$112,495	$352,042	$17,954

Until March 1, 2023 (subject to renewal), whenever each Fund’s normal operating expenses, including the investment advisory fee and most other operating expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse each Fund in an amount equal to that excess. The table below reflects the expense limitations in effect during the six months ended April 30, 2022:

	Investor Class	Institutional Class	Z Class	Termination Date
Third Avenue Value Fund	1.40%	1.15%	1.05%	March 1,2023
Third Avenue Small-Cap Value Fund	1.40%	1.15%	1.05%	March 1,2023
Third Avenue Real Estate Value Fund	1.40%	1.15%	1.05%	March 1,2023
Third Avenue International Real Estate Value Fund	N/A	1.00%	1.00%	March 1,2023

The waived fees and reimbursed expenses for all Funds except for the Third Avenue International Real Estate Value Fund may be paid to the Adviser during the following thirty-six month period after the applicable month in which a fee is waived or expense reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause a Fund to exceed the expense limitations. Below are the corresponding contingent liabilities to the Adviser in effect as of April 30, 2022:

	Expenses Waived through Fiscal Periods ending
	October 31, 2019	October 31, 2020	October 31, 2021	October 31, 2022

	Subject to Repayment until
	October 31,	October 31,	October 31,	April 30,
Fund	2022	2023	2024	2025
Third Avenue Value Fund	$306,745	$564,761	$86,922	$—
Third Avenue Small-Cap Value Fund	191,960	212,531	150,761	72,294
Third Avenue Real Estate Value Fund	136,767	2,524,222	74,690	36,824

Third Avenue Trust

Notes to Financial Statements (continued)

at April 30, 2022 (Unaudited)

The Bank of New York Mellon (“BNY Mellon”) serves as administrator and provides certain custodial services for the Trust. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statement of Operations. For the six months ended April 30, 2022, such fees amounted to $184,295 for Third Avenue Value Fund, $52,635 for Third Avenue Small-Cap Value Fund, $182,862 for Third Avenue Real Estate Value Fund and $1,403 for Third Avenue International Real Estate Value Fund.

4. RELATED PARTY TRANSACTIONS

Investment in affiliates:

Any transactions in securities of affiliated issuers are executed at fair value under the same terms as an arms length transaction.

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2022 is set forth below:

Third Avenue Small-Cap Value Fund

Name of Issuer:	Value at Oct. 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Apr. 30, 2022	Investment Income
Hamilton Beach Brands Holding Co., Class A **	$4,217,865	$4,128,893	$—	$—	$(2,475,857)	$5,870,901	$66,624

Total Affiliates	$4,217,865	$4,128,893	$—	$—	$(2,475,857)	$5,870,901	$66,624

**	Not an affiliate at October 31, 2021.

Third Avenue Real Estate Value Fund

Name of Issuer:	Value at Oct. 31, 2021		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at Apr. 30, 2022		Investment Income
Five Point Holdings, LLC, Class A	$32,486,694		$—	$—	$—	$(6,665,069)	$25,821,625		$—
Trinity Place Holdings, Inc.	10,243,533		—	—	—	(3,516,437)	6,727,096		—
Trinity Place Holdings, Inc. Special Stock	—	*	—	—	—	—	—	*	—

Total Affiliates	$42,730,227		$—	$—	$—	$(10,181,506)	$32,548,721		$—

*	Investment fair valued at $0.

Third Avenue Trust

Notes to Financial Statements (continued)

at April 30, 2022 (Unaudited)

5. DISTRIBUTION EXPENSES

The Board has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class, Third Avenue Small-Cap Value Fund Investor Class, Third Avenue Real Estate Value Fund Investor Class and Third Avenue International Real Estate Value Fund Investor Class each Fund’s Investor Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide distribution services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. Financial Industry Regulatory Authority rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules. As of April 30, 2022 Third Avenue International Real Estate Value Fund Investor Class shares have not yet commenced operations.

For the six months ended April 30, 2022, fees paid pursuant to the Plan were as follows:

Fund	Fees
Third Avenue Value Fund	$21,271
Third Avenue Small-Cap Value Fund	3,872
Third Avenue Real Estate Value Fund	42,398

Third Avenue Trust

Notes to Financial Statements (continued)

at April 30, 2022 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of each class of beneficial interest with $0.001 par value.

Transactions in capital stock of each class were as follows:

Third Avenue Value Fund

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	652,211	$37,987,528	163,908	$8,904,128
Shares issued upon reinvestment of dividends and distributions	5,862	288,994	806	33,201
Shares redeemed	(77,651)	(4,346,916)	(143,999)	(7,675,429)

Net increase	580,422	$33,929,606	20,715	$1,261,900

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	430,887	$23,943,871	581,901	$31,227,447
Shares issued upon reinvestment of dividends and distributions	405,242	19,905,472	86,282	3,545,341
Shares redeemed	(667,112)	(35,742,945)	(2,190,629)	(107,211,248)

Net increase/(decrease)	169,017	$8,106,398	(1,522,446)	$(72,438,460)

Third Avenue Trust

Notes to Financial Statements (continued)

at April 30, 2022 (Unaudited)

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	766	$42,648	1,113	$61,103
Shares issued upon reinvestment of dividends and distributions	1,532	75,195	311	12,775
Shares redeemed	(582)	(31,444)	(913)	(46,721)

Net increase	1,716	$86,399	511	$27,157

Third Avenue Small-Cap Value Fund
	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	10,387	$206,044	159,669	$2,977,882
Shares issued upon reinvestment of dividends and distributions	13,406	259,933	2,296	39,607
Shares redeemed	(26,445)	(524,748)	(156,246)	(3,220,728)

Net increase/(decrease)	(2,652)	$(58,771)	5,719	$(203,239)

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	262,049	$5,270,876	470,190	$9,588,314
Shares issued upon reinvestment of dividends and distributions	658,125	13,116,439	122,863	2,169,769
Shares redeemed	(688,892)	(13,933,627)	(1,389,419)	(27,665,504)

Net increase/(decrease)	231,282	$4,453,688	(796,366)	$(15,907,421)

Third Avenue Trust

Notes to Financial Statements (continued)

at April 30, 2022 (Unaudited)

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	4,373	$87,925	12,617	$235,237
Shares issued upon reinvestment of dividends and distributions	2,612	52,206	428	7,583
Shares redeemed	(1,624)	(32,539)	(4,836)	(100,136)

Net increase	5,361	$107,592	8,209	$142,684

Third Avenue Real Estate Value Fund
	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021
	Investor Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	48,242	$1,276,419	139,078	$3,460,620
Shares issued upon reinvestment of dividends and distributions	112,513	2,979,345	15,101	342,800
Shares redeemed	(200,402)	(5,311,695)	(1,175,994)	(28,640,422)

Net decrease	(39,647)	$(1,055,931)	(1,021,815)	$(24,837,002)

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021
	Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount
Shares sold	500,361	$13,158,421	1,317,916	$33,214,343
Shares issued upon reinvestment of dividends and distributions	1,319,301	35,040,636	182,570	4,157,133
Shares redeemed	(1,791,923)	(47,161,109)	(6,228,606)	(155,301,978)

Net increase/(decrease)	27,739	$1,037,948	(4,728,120)	$(117,930,502)

Third Avenue Trust

Notes to Financial Statements (continued)

at April 30, 2022 (Unaudited)

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021
	Z Class		Z Class
	Shares	Amount	Shares	Amount
Shares sold	15,703	$409,724	57,413	$1,401,299
Shares issued upon reinvestment of dividends and distributions	95,214	2,523,158	16,119	366,217
Shares redeemed	(38,998)	(1,021,123)	(507,262)	(12,012,910)

Net increase/(decrease)	71,919	$1,911,759	(433,730)	$(10,245,394)

Third Avenue International Real Estate Value Fund

	For the Six Months Ended April 30, 2022		Period from January 1, 2021 through October 31, 2021		Year Ended December 31, 2020
	Institutional Class		Institutional Class		Institutional Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	138,824	$1,854,122	166,499	$2,242,613	583,122	$5,640,508
Shares issued upon reinvestment of dividends and distributions	23,505	311,909	—	—	27,490	328,228
Shares redeemed	(25,396)	(336,764)	(77,696)	(964,306)	(5,954,527)	(56,960,823	)*

Net increase/(decrease)	136,933	$1,829,267	88,803	$1,278,307	(5,343,915)	$(50,992,087)

*	Redemption fees are netted with redemption amounts.

Third Avenue Trust

Notes to Financial Statements (continued)

at April 30, 2022 (Unaudited)

	For the Six Months Ended April 30, 2022		Period from January 1, 2021 through October 31, 2021		Year Ended December 31, 2020
	Z Class		Z Class		Z Class
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	57,167	$781,191	187,345	$2,551,635	973,236	$10,627,923
Shares issued upon reinvestment of dividends and distributions	48,657	667,090	—	—	34,572	426,275
Shares redeemed	(12,691)	(176,035)	(28,067)	(376,529)	(39,656)	(415,994)

Net increase	93,133	$1,272,246	159,278	$2,175,106	968,152	$10,638,204

Certain shares of the Third Avenue International Real Estate Value Fund charged a redemption fee of 2.00% on proceeds redeemed less than 90 days following their acquisition. Effective April 12, 2021, the redemption fee was eliminated for the Third Avenue International Real Estate Value Fund.

As of April 30, 2022, a shareholder in the Third Avenue International Real Estate Value Fund held 61% of the total outstanding shares of the Fund. Transactions by that shareholder may have a material impact on the Fund.

7. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

8. RISKS RELATING TO CERTAIN INVESTMENTS

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to its long-term implications. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers. Fund management is continuing to monitor this development and evaluate its impact on the Funds.

Third Avenue Trust

Notes to Financial Statements (continued)

at April 30, 2022 (Unaudited)

Foreign securities and emerging markets risk:

Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

High-yield and distressed risk:

The Funds’ investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Funds to greater risks than if the Funds only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Funds may also invest in distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Funds’ investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Debt securities risk:

The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced market liquidity, a Fund may not be able to readily sell debt securities at prices at or near their

Third Avenue Trust

Notes to Financial Statements (continued)

at April 30, 2022 (Unaudited)

perceived value. If a Fund needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities, unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Market risk:

Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Funds will similarly fluctuate and you could lose money.

Liquidity risk:

Liquidity risk exists when particular investments are difficult to sell. The Funds may not be able to sell these investments at the best prices or at the value the Funds place on them. In such a market, the value of such investments and a Fund’s share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions

Third Avenue Trust

Notes to Financial Statements (continued)

at April 30, 2022 (Unaudited)

or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of a Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration risk:

The Funds’ cash balances are held at major regional U.S. banks, JPMorgan Chase Bank, N.A. and The Bank of New York Mellon. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of these financial institutions in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Off-balance sheet risk:

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statement of Assets and Liabilities.

Focused investing risk:

Although Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund are each a diversified investment company under the Investment Company Act of 1940, each of these Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others. To the extent that a Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. A Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Investment Company Act of 1940, so long as any such discrepancy existing immediately after

Third Avenue Trust

Notes to Financial Statements (continued)

at April 30, 2022 (Unaudited)

the Fund’s acquisition of any security or other property is neither wholly nor partly the result of such acquisition. Therefore, a Fund from time to time may have an investment portfolio that is considered “non-diversified” by the Investment Company Act of 1940 despite its classification as a diversified investment company.

The Third Avenue International Real Estate Value Fund is a non-diversified investment company under the Investment Company Act of 1940. As such, the Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.

Environmental, Social and Governance (“ESG”) strategy risk:

The Third Avenue International Real Estate Value Fund’s investment strategy takes into account the impact that real estate companies have on the environment and other sustainability considerations. The use of this ESG framework could cause the Third Avenue International Real Estate Value Fund to perform differently compared to funds that do not have such a policy. The criteria related to this ESG framework may result in this Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous to do so. In addition, there is a risk that the companies identified by the ESG framework do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

Counterparty risk:

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

At April 30, 2022, the Funds had counterparty concentration of credit risk primarily with Goldman Sachs & Co. and JPMorgan Chase Bank, N.A.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement and/or Master Forward Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Portfolio of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Third Avenue Value Fund

At April 30, 2022, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments: Options	$15,474,181	$—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	15,474,181	—

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$15,474,181	$—

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

Goldman Sachs & Co.	$15,474,181	$—	$—	$(11,250,000)	$4,224,181

Third Avenue Real Estate Value Fund

At April 30, 2022, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$10,545	$(338,892)

Total derivative assets and liabilities in the Statement of Assets and Liabilities	10,545	(338,892)

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$10,545	$(338,892)

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2022:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

JPMorgan Chase Bank, N.A	$10,545	$—	$—	$—	$10,545

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of April 30, 2022:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount of Derivative Liabilities(3)

Goldman Sachs & Co.	$338,892	$—	$—	$(260,000)	$78,892

Third Avenue International Real Estate Value Fund

At April 30, 2022, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Options	$616,322	$(216,732)

Total derivative assets and liabilities in the Statement of Assets and Liabilities	616,322	(216,732)

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$616,322	$(216,732)

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2022:

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Received(2)	Cash Collateral Received(2)	Net Amount of Derivative Assets(3)

Goldman Sachs & Co.	$616,322	$(216,732)	$—	$—	$399,590

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of April 30, 2022:

Counterparty	Amount of Assets Subject to a MNA by Counterparty	Derivatives Available for Offset(1)	Non-cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount of Derivative Assets(3)

Goldman Sachs & Co.	$216,732	$(216,732)	$—	$—	$—

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Excess of collateral received from or pledged to the individual counterparty may not be shown for financial reporting purposes.
[3]	Net amount represents the net amount receivable from or payable to the counterparty in the event of default.

9. FEDERAL INCOME TAXES

The amount of dividends and distributions paid by the Funds from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax laws and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded by the Funds on the ex-dividend date. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on the net assets of the Funds. Capital accounts are not adjusted for temporary differences. Permanent differences are primarily due to the utilization of equalization debits, net investment losses, reclassification of certain transactions involving foreign securities and currencies, real estate investment trusts (“REITs”), distribution reclassifications, certain non-deductible expenses and other book to tax adjustments.

The book and tax unrealized appreciation/depreciation calculation differs. The difference is primarily attributable to deferred losses on wash sales and investments in REITs, and other timing differences. Other cost basis adjustments are primarily attributable to unrealized appreciation/(depreciation) on certain derivatives and items related to other miscellaneous investments.

Third Avenue Trust

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

As of April 30, 2022, gross unrealized appreciation/(depreciation) based on cost for federal income tax purposes were as follows:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Real Estate Value Fund
Gross Unrealized Appreciation	$150,189,836	$56,015,001	$172,020,513	$6,685,262
Gross Unrealized Depreciation	(39,976,238)	(4,301,309)	(54,959,816)	(2,260,669)

Net Unrealized Appreciation	$110,213,598	$51,713,692	$117,060,697	$4,424,593

Tax Cost	$495,854,073	$99,802,606	$300,175,451	$39,067,438

At April 30, 2022, Third Avenue Value Fund and Third Avenue International Real Estate Value Fund have long-term capital loss carryforwards of $11,347,750 and $6,447,483, respectively. Although there is no expiration date on the use of these carryforwards, there may be certain limitations on their use.

10. THIRD AVENUE INTERNATIONAL REAL ESTATE VALUE FUND REORGANIZATION

Effective April 12, 2021, shareholders of the Third Avenue International Real Estate Value Fund, (formerly, REMS International Real Estate Value-Opportunity Fund), a series of the World Funds Trust (the “Predecessor Fund”) received Institutional Class and Z Class shares of the Third Avenue International Real Estate Value Fund, a series of Third Avenue Trust (the “Successor Fund”), as applicable, equal to the aggregate net asset value and share quantity of the Predecessor Fund immediately prior to the reorganization. This equated to $10,852,364 net assets attributable to 860,589 Institutional Class shares and $30,985,142 net assets attributable to 2,379,628 Z Class shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Successor Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the reorganization. The Successor Fund inherited the Predecessor Fund’s historical performance and financial records. Accordingly, the Predecessor Fund’s operating history prior to the reorganization is presented in the Successor Fund’s financial statements and financial highlights.

Third Avenue Trust

Annual Renewal of Investment Advisory Agreements

April 30, 2022 (Unaudited)

At an in-person meeting held on December 1-2, 2021 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Third Avenue Trust (“TAT” or “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreements between Third Avenue Management LLC (“Third Avenue” or the “Adviser”) and the Trust (the “Agreements”) on behalf of the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund of TAT (the “Third Avenue Funds”). At the Meeting, the Board considered the continuation of the Agreements for an additional one-year period.

In determining whether to approve the Agreements, the Trustees, including the Independent Trustees, considered information provided by Third Avenue in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “Third Avenue 15(c) Response”) regarding (i) the services performed by Third Avenue for the Third Avenue Funds, (ii) the composition and qualifications of Third Avenue’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Third Avenue Funds, (iv) investment performance, (v) the financial condition of Third Avenue, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Third Avenue Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Third Avenue’s ability to service the Third Avenue Funds, and (x) compliance with the Third Avenue Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the Third Avenue 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the relative performance of the Third Avenue Funds; compliance with the Third Avenue Funds’ investment objectives, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board considered additional information provided by representatives from Third Avenue invited to participate in the Meeting regarding Third Avenue’s history, performance, investment strategy, and compliance program. Representatives of Third Avenue responded to questions from the Board. In addition to the foregoing information, the Trustees also considered all other factors they believed to be relevant to considering the approval of the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Third Avenue Funds and Third Avenue, as provided by the terms of the Agreements, including the advisory fees under the Agreements, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Third Avenue Trust

Annual Renewal of Investment Advisory Agreements (continued)

April 30, 2022 (Unaudited)

The Trustees considered the services provided by or to be provided by Third Avenue to the Third Avenue Funds. The Trustees considered Third Avenue’s personnel and the depth of Third Avenue’s personnel who provide investment management services to the Third Avenue Funds and their experience. Based on the Third Avenue 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided (or to be provided) by Third Avenue are appropriate and consistent with the terms of the Agreements, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Third Avenue Funds are likely to benefit from the provision of those services, (iv) Third Avenue has sufficient personnel, with the appropriate skills and experience, to serve the Third Avenue Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Third Avenue Funds is likely to continue under the Agreements.

The Board discussed Third Avenue’s business continuity plan, and its ability to continue to manage the Third Avenue Funds effectively in light of the ongoing COVID-19 pandemic, continuing federal, state and local responses thereto and related volatility in the financial markets.

Investment Performance. The Trustees considered the investment performance for the Third Avenue Funds and Third Avenue. The Trustees reviewed historical performance charts which showed the performance of the Third Avenue Funds as compared to their respective benchmark indices and Lipper categories for the year-to-date, one year, three year, five year, ten year and since inception periods ended September 30, 2021, as applicable. The Trustees considered the short term and long term performance of the Third Avenue Funds, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year.

Third Avenue Value Fund. The Trustees noted that the Third Avenue Value Fund’s Institutional Class shares outperformed each of the Lipper Global Small/Mid Cap Fund Index, MSCI World Total Return Index and MSCI World Value Total Return Index for the year to date and one year periods ended September 30, 2021 and underperformed each of the Lipper US Index – Global Small/Mid Cap Fund, MSCI World Total Return Index and MSCI World Value Total Return Index for the three year, five year and ten year periods ended September 30, 2021.

Third Avenue Small-Cap Value Fund. The Trustees noted that the Third Avenue Small-Cap Value Fund’s Institutional Class shares outperformed the Lipper Small Cap Core Funds Index for the year-to-date period ended September 30, 2021 and underperformed the Lipper Small Cap Core Funds Index for the one year, three year, five year and ten year periods ended September 30, 2021. They further noted that the Third Avenue Small-Cap Value Fund’s Institutional Class shares underperformed the Russell 2000 Value Total Return Index for the year-to-date, one year, three year, five year and ten year periods ended September 30, 2021.

Third Avenue Real Estate Value Fund. The Trustees noted that the Third Avenue Real Estate Value Fund’s Institutional Class shares outperformed each of the Lipper Global Real Estate Funds Index and FTSE EPRA Nareit Developed Total Return Index for the year-to-date, one year and ten year periods

Third Avenue Trust

Annual Renewal of Investment Advisory Agreements (continued)

April 30, 2022 (Unaudited)

ended September 30, 2021 and underperformed each of the Lipper Global Real Estate Funds Index and FTSE EPRA Nareit Developed Total Return Index for the three year and five year periods ended September 30, 2021.

Third Avenue International Real Estate Value Fund. The Trustees noted that the Third Avenue Institutional Real Estate Value Fund’s Institutional Class shares outperformed each of the Lipper International Real Estate Funds Index and FTSE EPRA Nareit Global ex US Total Return Index for the year-to-date, one year, three year, five year and since inception periods ended September 30, 2021.

The Trustees concluded that the performance of each of the Third Avenue Funds was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

The Trustees noted that the representatives of Third Avenue had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Third Avenue Funds and any other ancillary benefit resulting from the Third Avenue’s relationship with the Funds.

Fees. The Trustees also reviewed information regarding the fees Third Avenue charges to certain other clients and evaluated explanations provided by Third Avenue as to differences in fees charged to the Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Third Avenue Funds versus those funds in the Fund’s applicable Lipper category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by Third Avenue are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Third Avenue.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Third Avenue Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue Value Fund’s Institutional Class shares were higher than and lower than, respectively, the median of the contractual advisory fee and net total expense ratio for those funds in the Third Avenue Value Fund’s Peer Group.

Third Avenue Small-Cap Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue Small-Cap Value Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Third Avenue Small-Cap Value Fund’s Peer Group.

Third Avenue Real Estate Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue Real Estate Value Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Third Avenue Real Estate Value Fund’s Peer Group.

Third Avenue Trust

Annual Renewal of Investment Advisory Agreements (continued)

April 30, 2022 (Unaudited)

Third Avenue International Real Estate Value Fund. The contractual advisory fee and net total expense ratio for the Third Avenue International Real Estate Value Fund’s Institutional Class shares were higher than the median but within the range of the contractual advisory fee and net total expense ratio for those funds in the Third Avenue International Real Estate Value Fund’s Peer Group.

Cost of Services. The Trustees considered the costs of the services provided by Third Avenue, the compensation and benefits received by Third Avenue in providing services to the Third Avenue Funds, the profitability and certain additional information related to the financial condition of Third Avenue. In addition, the Trustees considered any direct or indirect revenues received by affiliates of Third Avenue.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Third Avenue Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Third Avenue Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Third Avenue Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that Third Avenue has contractually agreed to waive fees and/or reimburse certain expenses of the Third Avenue Funds for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Third Avenue Trust

Statement Regarding Liquidity Risk Management Program

(Unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Third Avenue Trust, on behalf of Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”), met on December 1-2, 2021 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the Funds, pursuant to the Liquidity Rule. The Board has appointed Third Avenue Management LLC (“TAM”), the investment adviser to the Funds, as the program administrator for the Program. At the Meeting, TAM provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation and any material changes to the Program as of September 30, 2021 (the “Report”).

The Report described the Program’s liquidity classification methodology. It also described TAM’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary for a Fund and noted that, given the composition of each Fund’s holdings, a HLIM was not currently required for any of the Funds.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing liquidity risk, as follows:

A. Each Fund’s investment strategy and liquidity of Fund investments during both normal and reasonably foreseeable stressed conditions: As part of the Report, TAM reviewed each Fund’s strategy and its determination that the strategy remains appropriate for an open-end fund structure. This determination was based on each Fund’s holdings of Highly Liquid Investments, the diversification of holdings and the related average position size of the holdings.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: As part of the Report, TAM reviewed historical net redemption activity and noted that it used this information as a component to establish each Fund’s reasonably anticipated trading size. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests as well as procedures pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended, which provides a mechanism for transactions between a Fund and certain affiliated persons as defined. TAM also took into consideration each Fund’s shareholder ownership concentration and the fact shares of each Fund are offered through intermediaries. The intermediary agreements increase the likelihood of large unanticipated redemptions, meaning a Fund may not have the ability to conduct an orderly sale of portfolio securities. The amount of assets a Fund has on these platforms is a significant factor in the ability of the Fund to meet redemption expectations. In light of each Fund’s holdings, it was noted that each Fund maintains a high level of liquidity to meet shareholder redemptions under both normal and stressed market conditions.

Third Avenue Trust

Statement Regarding Liquidity Risk Management Program (continued)

(Unaudited)

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: As part of the Report, TAM reviewed each Fund’s holdings of cash and cash equivalents. It was noted that the Funds do not currently have a borrowing or other credit funding arrangement and are not permitted to enter into any interfund lending arrangements.

Third Avenue Trust

Schedule of Shareholder Expenses

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2021 and held for the six months ended April 30, 2022 for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Real Estate Value Fund and all hypothetical data.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The example also assumes all dividends and distributions have been reinvested.

Third Avenue Trust

Schedule of Shareholder Expenses (continued)

(Unaudited)

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period November 1, 2021 to April 30, 2022*	Annualized Expense Ratio
Third Avenue Value Fund
Investor Class
Actual	$1,000	$1,079.40	$7.42	1.44%
Hypothetical	$1,000	$1,017.65	$7.20	1.44%
Institutional Class
Actual	$1,000	$1,080.60	$5.98	1.16%
Hypothetical	$1,000	$1,019.04	$5.81	1.16%
Z Class
Actual	$1,000	$1,081.20	$5.68	1.10%
Hypothetical	$1,000	$1,019.34	$5.51	1.10%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000	$957.10	$6.79	1.40%
Hypothetical	$1,000	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000	$958.40	$5.58	1.15%
Hypothetical	$1,000	$1,019.09	$5.76	1.15%
Z Class
Actual	$1,000	$958.60	$5.10	1.05%
Hypothetical	$1,000	$1,019.59	$5.26	1.05%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000	$932.60	$6.71	1.40%
Hypothetical	$1,000	$1,017.85	$7.00	1.40%
Institutional Class
Actual	$1,000	$933.70	$5.51	1.15%
Hypothetical	$1,000	$1,019.09	$5.76	1.15%
Z Class
Actual	$1,000	$934.30	$5.04	1.05%
Hypothetical	$1,000	$1,019.59	$5.26	1.05%
Third Avenue International Real Estate Value Fund
Institutional Class
Actual	$1,000	$946.20	$4.83	1.00%
Hypothetical	$1,000	$1,019.84	$5.01	1.00%
Z Class
Actual	$1,000	$945.10	$4.82	1.00%
Hypothetical	$1,000	$1,019.84	$5.01	1.00%

*

Expenses (net of fee waivers, expense reimbursements and expense offset arrangement) are equal to the Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

BOARD OF TRUSTEES

Robert J. Christian

Iqbal Mansur

Nicholas M. Marsini, Jr. — Chairman

Nancy B. Wolcott

Stephen M. Wynne

OFFICERS

Joel L. Weiss — President, Chief Executive Officer

T. Richard Keyes — Treasurer, Chief Financial Officer

Gabriella Mercincavage — Assistant Treasurer

Vincenzo A. Scarduzio — Secretary

Guy F. Talarico, Chief Compliance Officer, Anti-Money Laundering Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802

Providence, RI 02940-8002

800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

622 Third Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

2001 Market Street,

Philadelphia, PA 19103

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date July 6, 2022

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date July 6, 2022

* Print the name and title of each signing officer under his or her signature.